Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Acquired Intangible Assets, Net [Abstract]
Schedule of Definite-lived Intangible Assets
	December 31,
	2014	2015

Definite-lived
Domain names	$5,140	$6,631
Technology	28,043	26,443
Non-compete agreement	13,026	12,133
Customer relationship	5,110	7,842
Distributor relationship	6,930	6,638
Others	8,926	10,712

Total acquired definite-lived intangible assets	67,175	70,399
Less: Accumulated amortization
Domain names	(1,252)	(1,864)
Technology	(7,627)	(11,116)
Non-compete agreement	(4,426)	(6,783)
Customer relationship	(1,552)	(2,722)
Distributor relationship	(347)	(1,660)
Others	(3,225)	(4,598)
Less: Impairment loss
Domain names	(413)	(396)
Technology	(859)	(1,363)
Customer relationship	-	(814)
Others	(70)	(67)

Acquired definite-lived intangible assets, net	$47,404	$39,016

Schedule of Indefinite-lived Intangible Assets
	December 31,
	2014	2015

Indefinite-lived
Domain names	$2,937	$16,115
Trademarks and others	2,253	2,398

Total acquired indefinite-lived intangible assets	5,190	18,513
Less: Accumulated impairment loss
Domain names	(282)	(3,080)
Trademarks and others	(1,023)	(1,085)

Accumulated impairment loss	(1,305)	(4,165)

Acquired indefinite-lived intangible assets, net	$3,885	$14,348